                                            May 5, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.

        Re: Calvert Municipal Fund

            SEC File numbers: 33-44968 and 811-6525

         In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

         (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from that contained in the most recent registration statement (effective April 30, 2004) or amendment; and

         (2) the text of the most recent registration statement (effective

April 30, 2004) has been filed electronically.

         If you have questions or require further information, please contact me at 301-951-4881.

                                            Sincerely,

                                            /s/Lancelot A. King

                                             Lancelot A. King

                                            Associate General Counsel